Description of Business and Segment Information - Additional Information (Detail) - Property	Sep. 29, 2018	Oct. 01, 2016
Segment Reporting Information [Line Items]
Number of owned television stations	8
Disneyland Paris
Segment Reporting Information [Line Items]
Number of theme parks	2
Number of hotels	7
Number of convention centers	2
Ownership Interest in Eco-Tourism Resort	50.00%
Hong Kong Disneyland Resort
Segment Reporting Information [Line Items]
Number of theme parks	1
Number of hotels	3
Effective ownership interest	47.00%
Shanghai Disney Resort
Segment Reporting Information [Line Items]
Number of theme parks	1
Number of hotels	2
Effective ownership interest	43.00%
Shanghai Disney Resort Management Company
Segment Reporting Information [Line Items]
Effective ownership interest	70.00%
Florida
Segment Reporting Information [Line Items]
Number of theme parks	4
Number of hotels	18
California
Segment Reporting Information [Line Items]
Number of theme parks	2
Number of hotels	3
Tokyo
Segment Reporting Information [Line Items]
Number of theme parks	2
Number of hotels	4
A And E Television Networks Llc
Segment Reporting Information [Line Items]
Equity Method Investment, Ownership Interest	50.00%	50.00%
Vice Media
Segment Reporting Information [Line Items]
Equity Method Investment, Ownership Interest	11.00%